Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Tax-Free Trust
Entity Central Index Key	0000757010
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Alabama Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FALQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$92	0.90%
[1]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Alabama Tax-Free Income Fund returned 3.83%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in A rated bonds
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	3.83	0.83	1.77
Class A (with sales charge)	-0.07	0.06	1.38
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 171,084,319
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 851,391
Investment Company Portfolio Turnover	15.17%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$171,084,319
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$851,391
Portfolio Turnover Rate	15.17%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Alabama Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$77	0.75%
[3]
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Alabama Tax-Free Income Fund returned 4.09%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in A rated bonds
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	4.09	1.00	1.87
Class A1 (with sales charge)	0.16	0.24	1.49
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 171,084,319
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 851,391
Investment Company Portfolio Turnover	15.17%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$171,084,319
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$851,391
Portfolio Turnover Rate	15.17%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Alabama Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FALEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$131	1.29%
[5]
Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Alabama Tax-Free Income Fund returned 3.46%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in A rated bonds
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.46	0.41	1.29
Class C (with sales charge)	2.46	0.41	1.29
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 171,084,319
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 851,391
Investment Company Portfolio Turnover	15.17%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$171,084,319
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$851,391
Portfolio Turnover Rate	15.17%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Alabama Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FALRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$63	0.62%
[7]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Alabama Tax-Free Income Fund returned 4.12%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in A rated bonds
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.12	1.11	1.99
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 171,084,319
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 851,391
Investment Company Portfolio Turnover	15.17%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$171,084,319
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$851,391
Portfolio Turnover Rate	15.17%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Alabama Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FALZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$66	0.65%
[9]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Alabama Tax-Free Income Fund returned 4.19%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in A rated bonds
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.19	1.08	1.97
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 171,084,319
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 851,391
Investment Company Portfolio Turnover	15.17%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$171,084,319
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$851,391
Portfolio Turnover Rate	15.17%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Arizona Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FAZQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$85	0.83%
[11]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Arizona Tax-Free Income Fund returned 3.79%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 10 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	3.79	0.97	1.90
Class A (with sales charge)	-0.11	0.20	1.51
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 609,841,154
Holdings Count | $ / shares	158
Advisory Fees Paid, Amount	$ 3,146,546
Investment Company Portfolio Turnover	17.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$609,841,154
Total Number of Portfolio Holdings	158
Total Management Fee Paid	$3,146,546
Portfolio Turnover Rate	17.42%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Arizona Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FTAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$69	0.68%
[13]
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Arizona Tax-Free Income Fund returned 3.95%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 10 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	3.95	1.13	2.00
Class A1 (with sales charge)	0.09	0.36	1.61
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 609,841,154
Holdings Count | $ / shares	158
Advisory Fees Paid, Amount	$ 3,146,546
Investment Company Portfolio Turnover	17.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$609,841,154
Total Number of Portfolio Holdings	158
Total Management Fee Paid	$3,146,546
Portfolio Turnover Rate	17.42%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[14]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Arizona Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FAZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$124	1.22%
[15]
Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Arizona Tax-Free Income Fund returned 3.41%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 10 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.41	0.53	1.42
Class C (with sales charge)	2.41	0.53	1.42
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 609,841,154
Holdings Count | $ / shares	158
Advisory Fees Paid, Amount	$ 3,146,546
Investment Company Portfolio Turnover	17.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$609,841,154
Total Number of Portfolio Holdings	158
Total Management Fee Paid	$3,146,546
Portfolio Turnover Rate	17.42%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[16]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Arizona Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FAZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Arizona Tax-Free Income Fund returned 4.08%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 10 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.08	1.24	2.12
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 609,841,154
Holdings Count | $ / shares	158
Advisory Fees Paid, Amount	$ 3,146,546
Investment Company Portfolio Turnover	17.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$609,841,154
Total Number of Portfolio Holdings	158
Total Management Fee Paid	$3,146,546
Portfolio Turnover Rate	17.42%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[17]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Arizona Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FAZZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$59	0.58%
[18]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Arizona Tax-Free Income Fund returned 4.04%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 10 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.04	1.20	2.10
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 609,841,154
Holdings Count | $ / shares	158
Advisory Fees Paid, Amount	$ 3,146,546
Investment Company Portfolio Turnover	17.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$609,841,154
Total Number of Portfolio Holdings	158
Total Management Fee Paid	$3,146,546
Portfolio Turnover Rate	17.42%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[19]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Colorado Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FCOQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$89	0.87%
[20]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Colorado Tax-Free Income Fund returned 4.11%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	4.11	0.95	1.82
Class A (with sales charge)	0.21	0.18	1.43
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 496,980,852
Holdings Count | $ / shares	184
Advisory Fees Paid, Amount	$ 2,433,149
Investment Company Portfolio Turnover	11.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$496,980,852
Total Number of Portfolio Holdings	184
Total Management Fee Paid	$2,433,149
Portfolio Turnover Rate	11.43%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[21]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Colorado Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$74	0.72%
[22]
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Colorado Tax-Free Income Fund returned 4.27%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	4.27	1.10	1.93
Class A1 (with sales charge)	0.38	0.33	1.54
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 496,980,852
Holdings Count | $ / shares	184
Advisory Fees Paid, Amount	$ 2,433,149
Investment Company Portfolio Turnover	11.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$496,980,852
Total Number of Portfolio Holdings	184
Total Management Fee Paid	$2,433,149
Portfolio Turnover Rate	11.43%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[23]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Colorado Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FCOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$128	1.26%
[24]
Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Colorado Tax-Free Income Fund returned 3.55%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.55	0.50	1.35
Class C (with sales charge)	2.55	0.50	1.35
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 496,980,852
Holdings Count | $ / shares	184
Advisory Fees Paid, Amount	$ 2,433,149
Investment Company Portfolio Turnover	11.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$496,980,852
Total Number of Portfolio Holdings	184
Total Management Fee Paid	$2,433,149
Portfolio Turnover Rate	11.43%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[25]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Colorado Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$59	0.58%
[26]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Colorado Tax-Free Income Fund returned 4.42%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.42	1.25	2.07
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 496,980,852
Holdings Count | $ / shares	184
Advisory Fees Paid, Amount	$ 2,433,149
Investment Company Portfolio Turnover	11.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$496,980,852
Total Number of Portfolio Holdings	184
Total Management Fee Paid	$2,433,149
Portfolio Turnover Rate	11.43%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[27]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Colorado Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FCOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$63	0.62%
[28]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Colorado Tax-Free Income Fund returned 4.28%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.28	1.20	2.03
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 496,980,852
Holdings Count | $ / shares	184
Advisory Fees Paid, Amount	$ 2,433,149
Investment Company Portfolio Turnover	11.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$496,980,852
Total Number of Portfolio Holdings	184
Total Management Fee Paid	$2,433,149
Portfolio Turnover Rate	11.43%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[29]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Connecticut Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FQCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$92	0.90%
[30]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Connecticut Tax-Free Income Fund returned 4.42%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 10 years to maturity
↑	Security selection in A rated bonds
↑	Security selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Overweight to bond with 20 years to maturity
↓	Overweight to BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	4.42	0.73	1.42
Class A (with sales charge)	0.50	-0.04	1.03
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 161,019,582
Holdings Count | $ / shares	97
Advisory Fees Paid, Amount	$ 715,105
Investment Company Portfolio Turnover	10.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$161,019,582
Total Number of Portfolio Holdings	97
Total Management Fee Paid	$715,105
Portfolio Turnover Rate	10.75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[31]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Connecticut Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FXCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$77	0.75%
[32]
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Connecticut Tax-Free Income Fund returned 4.58%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 10 years to maturity
↑	Security selection in A rated bonds
↑	Security selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Overweight to bond with 20 years to maturity
↓	Overweight to BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	4.58	0.88	1.52
Class A1 (with sales charge)	0.62	0.11	1.13
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 161,019,582
Holdings Count | $ / shares	97
Advisory Fees Paid, Amount	$ 715,105
Investment Company Portfolio Turnover	10.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$161,019,582
Total Number of Portfolio Holdings	97
Total Management Fee Paid	$715,105
Portfolio Turnover Rate	10.75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[33]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Connecticut Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FCTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$133	1.30%
[34]
Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Connecticut Tax-Free Income Fund returned 4.08%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 10 years to maturity
↑	Security selection in A rated bonds
↑	Security selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Overweight to bond with 20 years to maturity
↓	Overweight to BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	4.08	0.32	0.96
Class C (with sales charge)	3.08	0.32	0.96
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 161,019,582
Holdings Count | $ / shares	97
Advisory Fees Paid, Amount	$ 715,105
Investment Company Portfolio Turnover	10.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$161,019,582
Total Number of Portfolio Holdings	97
Total Management Fee Paid	$715,105
Portfolio Turnover Rate	10.75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[35]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Connecticut Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FCTQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$63	0.62%
[36]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Connecticut Tax-Free Income Fund returned 4.71%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 10 years to maturity
↑	Security selection in A rated bonds
↑	Security selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Overweight to bond with 20 years to maturity
↓	Overweight to BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.71	1.02	1.67
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 161,019,582
Holdings Count | $ / shares	97
Advisory Fees Paid, Amount	$ 715,105
Investment Company Portfolio Turnover	10.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$161,019,582
Total Number of Portfolio Holdings	97
Total Management Fee Paid	$715,105
Portfolio Turnover Rate	10.75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[37]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Connecticut Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FCNZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$67	0.65%
[38]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Connecticut Tax-Free Income Fund returned 4.80%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 10 years to maturity
↑	Security selection in A rated bonds
↑	Security selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Overweight to bond with 20 years to maturity
↓	Overweight to BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.80	1.00	1.64
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 161,019,582
Holdings Count | $ / shares	97
Advisory Fees Paid, Amount	$ 715,105
Investment Company Portfolio Turnover	10.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$161,019,582
Total Number of Portfolio Holdings	97
Total Management Fee Paid	$715,105
Portfolio Turnover Rate	10.75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[39]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Federal Intermediate-Term Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FKQTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$73	0.71%
[40]
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Federal Intermediate-Term Tax-Free Income Fund returned 5.46%. The Fund compares its performance to the  Bloomberg Municipal 1-15 Year Index, which returned 5.61% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 20 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Selection in AA rated bonds
↓	Underweight to bonds with 10 years or less to maturity
↓	Overweight to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	5.46	1.52	1.76
Class A (with sales charge)	3.09	1.06	1.53
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal 1-15 Year Index	5.61	1.74	2.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,068,083,503
Holdings Count | $ / shares	576
Advisory Fees Paid, Amount	$ 6,949,299
Investment Company Portfolio Turnover	27.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,068,083,503
Total Number of Portfolio Holdings	576
Total Management Fee Paid	$6,949,299
Portfolio Turnover Rate	27.20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[41]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective on or about May 30, 2025, Paul M. Drury stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Federal Intermediate-Term Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FKITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$58	0.56%
[42]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Federal Intermediate-Term Tax-Free Income Fund returned 5.53%. The Fund compares its performance to the  Bloomberg Municipal 1-15 Year Index, which returned 5.61% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 20 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Selection in AA rated bonds
↓	Underweight to bonds with 10 years or less to maturity
↓	Overweight to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	5.53	1.66	1.86
Class A1 (with sales charge)	3.17	1.20	1.63
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal 1-15 Year Index	5.61	1.74	2.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,068,083,503
Holdings Count | $ / shares	576
Advisory Fees Paid, Amount	$ 6,949,299
Investment Company Portfolio Turnover	27.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,068,083,503
Total Number of Portfolio Holdings	576
Total Management Fee Paid	$6,949,299
Portfolio Turnover Rate	27.20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[43]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective on or about May 30, 2025, Paul M. Drury stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Federal Intermediate-Term Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FCITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$114	1.11%
[44]
Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Federal Intermediate-Term Tax-Free Income Fund returned 5.03%. The Fund compares its performance to the  Bloomberg Municipal 1-15 Year Index, which returned 5.61% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 20 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Selection in AA rated bonds
↓	Underweight to bonds with 10 years or less to maturity
↓	Overweight to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	5.03	1.11	1.30
Class C (with sales charge)	4.03	1.11	1.30
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal 1-15 Year Index	5.61	1.74	2.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,068,083,503
Holdings Count | $ / shares	576
Advisory Fees Paid, Amount	$ 6,949,299
Investment Company Portfolio Turnover	27.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,068,083,503
Total Number of Portfolio Holdings	576
Total Management Fee Paid	$6,949,299
Portfolio Turnover Rate	27.20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[45]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective on or about May 30, 2025, Paul M. Drury stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Federal Intermediate-Term Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FITQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$41	0.40%
[46]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Federal Intermediate-Term Tax-Free Income Fund returned 5.69%. The Fund compares its performance to the  Bloomberg Municipal 1-15 Year Index, which returned 5.61% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 20 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Selection in AA rated bonds
↓	Underweight to bonds with 10 years or less to maturity
↓	Overweight to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	5.69	1.81	2.01
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal 1-15 Year Index	5.61	1.74	2.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,068,083,503
Holdings Count | $ / shares	576
Advisory Fees Paid, Amount	$ 6,949,299
Investment Company Portfolio Turnover	27.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,068,083,503
Total Number of Portfolio Holdings	576
Total Management Fee Paid	$6,949,299
Portfolio Turnover Rate	27.20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[47]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective on or about May 30, 2025, Paul M. Drury stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Federal Intermediate-Term Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FITZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$47	0.46%
[48]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Federal Intermediate-Term Tax-Free Income Fund returned 5.62%. The Fund compares its performance to the  Bloomberg Municipal 1-15 Year Index, which returned 5.61% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 20 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Selection in AA rated bonds
↓	Underweight to bonds with 10 years or less to maturity
↓	Overweight to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	5.62	1.76	1.96
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal 1-15 Year Index	5.61	1.74	2.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,068,083,503
Holdings Count | $ / shares	576
Advisory Fees Paid, Amount	$ 6,949,299
Investment Company Portfolio Turnover	27.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$2,068,083,503
Total Number of Portfolio Holdings	576
Total Management Fee Paid	$6,949,299
Portfolio Turnover Rate	27.20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[49]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective on or about May 30, 2025, Paul M. Drury stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Federal Limited-Term Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FFLQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$66	0.65%
[50]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Federal Limited-Term Tax-Free Income Fund returned 4.29%. The Fund compares its performance to the Bloomberg Municipal Short 1-5 Years Index, which returned 4.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 10 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Selection in A rated bonds
↓	Overweight to bonds with 20 or more years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	4.29	1.81	1.56
Class A (with sales charge)	1.95	1.35	1.33
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal Short 1-5 Years Index	4.35	1.67	1.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 885,797,276
Holdings Count | $ / shares	360
Advisory Fees Paid, Amount	$ 2,383,342
Investment Company Portfolio Turnover	33.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$885,797,276
Total Number of Portfolio Holdings	360
Total Management Fee Paid	$2,383,342
Portfolio Turnover Rate	33.07%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[51]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 31, 2026, Garrett L. Hamilton was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Federal Limited-Term Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FFTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$56	0.55%
[52]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Federal Limited-Term Tax-Free Income Fund returned 4.39%. The Fund compares its performance to the Bloomberg Municipal Short 1-5 Years Index, which returned 4.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 10 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Selection in A rated bonds
↓	Overweight to bonds with 20 or more years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	4.39	1.91	1.65
Class A1 (with sales charge)	2.02	1.45	1.42
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal Short 1-5 Years Index	4.35	1.67	1.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 885,797,276
Holdings Count | $ / shares	360
Advisory Fees Paid, Amount	$ 2,383,342
Investment Company Portfolio Turnover	33.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$885,797,276
Total Number of Portfolio Holdings	360
Total Management Fee Paid	$2,383,342
Portfolio Turnover Rate	33.07%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[53]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 31, 2026, Garrett L. Hamilton was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Federal Limited-Term Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FFTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$38	0.37%
[54]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Federal Limited-Term Tax-Free Income Fund returned 4.58%. The Fund compares its performance to the Bloomberg Municipal Short 1-5 Years Index, which returned 4.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 10 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Selection in A rated bonds
↓	Overweight to bonds with 20 or more years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.58	2.09	1.83
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal Short 1-5 Years Index	4.35	1.67	1.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 885,797,276
Holdings Count | $ / shares	360
Advisory Fees Paid, Amount	$ 2,383,342
Investment Company Portfolio Turnover	33.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$885,797,276
Total Number of Portfolio Holdings	360
Total Management Fee Paid	$2,383,342
Portfolio Turnover Rate	33.07%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[55]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 31, 2026, Garrett L. Hamilton was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Federal Limited-Term Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FTFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$41	0.40%
[56]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Federal Limited-Term Tax-Free Income Fund returned 4.45%. The Fund compares its performance to the Bloomberg Municipal Short 1-5 Years Index, which returned 4.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 10 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Selection in A rated bonds
↓	Overweight to bonds with 20 or more years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.45	2.06	1.80
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Bloomberg Municipal Short 1-5 Years Index	4.35	1.67	1.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 885,797,276
Holdings Count | $ / shares	360
Advisory Fees Paid, Amount	$ 2,383,342
Investment Company Portfolio Turnover	33.07%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$885,797,276
Total Number of Portfolio Holdings	360
Total Management Fee Paid	$2,383,342
Portfolio Turnover Rate	33.07%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[57]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 31, 2026, Garrett L. Hamilton was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Georgia Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FGAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$92	0.90%
[58]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Georgia Tax-Free Income Fund returned 3.81%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in A rated bonds
↓	Overweight to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	3.81	0.66	1.53
Class A (with sales charge)	-0.08	-0.11	1.15
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 269,687,009
Holdings Count | $ / shares	103
Advisory Fees Paid, Amount	$ 1,432,185
Investment Company Portfolio Turnover	10.73%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$269,687,009
Total Number of Portfolio Holdings	103
Total Management Fee Paid	$1,432,185
Portfolio Turnover Rate	10.73%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[59]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Georgia Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FTGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$76	0.75%
[60]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Georgia Tax-Free Income Fund returned 3.97%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in A rated bonds
↓	Overweight to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	3.97	0.81	1.65
Class A1 (with sales charge)	0.04	0.05	1.26
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 269,687,009
Holdings Count | $ / shares	103
Advisory Fees Paid, Amount	$ 1,432,185
Investment Company Portfolio Turnover	10.73%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$269,687,009
Total Number of Portfolio Holdings	103
Total Management Fee Paid	$1,432,185
Portfolio Turnover Rate	10.73%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[61]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Georgia Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FGAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$131	1.29%
[62]
Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Georgia Tax-Free Income Fund returned 3.34%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in A rated bonds
↓	Overweight to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.34	0.21	1.06
Class C (with sales charge)	2.34	0.21	1.06
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 269,687,009
Holdings Count | $ / shares	103
Advisory Fees Paid, Amount	$ 1,432,185
Investment Company Portfolio Turnover	10.73%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$269,687,009
Total Number of Portfolio Holdings	103
Total Management Fee Paid	$1,432,185
Portfolio Turnover Rate	10.73%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[63]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Georgia Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FGFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$63	0.62%
[64]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Georgia Tax-Free Income Fund returned 4.10%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in A rated bonds
↓	Overweight to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.10	0.95	1.78
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 269,687,009
Holdings Count | $ / shares	103
Advisory Fees Paid, Amount	$ 1,432,185
Investment Company Portfolio Turnover	10.73%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$269,687,009
Total Number of Portfolio Holdings	103
Total Management Fee Paid	$1,432,185
Portfolio Turnover Rate	10.73%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[65]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Georgia Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FGFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$66	0.65%
[66]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Georgia Tax-Free Income Fund returned 4.07%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in A rated bonds
↓	Overweight to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.07	0.91	1.74
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 269,687,009
Holdings Count | $ / shares	103
Advisory Fees Paid, Amount	$ 1,432,185
Investment Company Portfolio Turnover	10.73%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$269,687,009
Total Number of Portfolio Holdings	103
Total Management Fee Paid	$1,432,185
Portfolio Turnover Rate	10.73%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[67]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin High Yield Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FHYQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin High Yield Tax-Free Income Fund returned 4.41%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Selection of BB rated bonds
↑	Selection of BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with five years or less to maturity
↓	Overweight to BB rated bonds
↓	Overweight duration to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	4.41	1.59	2.64
Class A (with sales charge)	0.49	0.82	2.25
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,808,286,091
Holdings Count | $ / shares	1,880
Advisory Fees Paid, Amount	$ 21,329,933
Investment Company Portfolio Turnover	12.16%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,808,286,091
Total Number of Portfolio Holdings	1,880
Total Management Fee Paid	$21,329,933
Portfolio Turnover Rate	12.16%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[68]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective on or about May 30, 2025, Paul M. Drury stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin High Yield Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin High Yield Tax-Free Income Fund returned 4.68%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Selection of BB rated bonds
↑	Selection of BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with five years or less to maturity
↓	Overweight to BB rated bonds
↓	Overweight duration to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	4.68	1.77	2.76
Class A1 (with sales charge)	0.78	1.00	2.37
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,808,286,091
Holdings Count | $ / shares	1,880
Advisory Fees Paid, Amount	$ 21,329,933
Investment Company Portfolio Turnover	12.16%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,808,286,091
Total Number of Portfolio Holdings	1,880
Total Management Fee Paid	$21,329,933
Portfolio Turnover Rate	12.16%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[69]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective on or about May 30, 2025, Paul M. Drury stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin High Yield Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FHYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$122	1.20%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin High Yield Tax-Free Income Fund returned 3.90%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Selection of BB rated bonds
↑	Selection of BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with five years or less to maturity
↓	Overweight to BB rated bonds
↓	Overweight duration to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.90	1.11	2.14
Class C (with sales charge)	2.90	1.11	2.14
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,808,286,091
Holdings Count | $ / shares	1,880
Advisory Fees Paid, Amount	$ 21,329,933
Investment Company Portfolio Turnover	12.16%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,808,286,091
Total Number of Portfolio Holdings	1,880
Total Management Fee Paid	$21,329,933
Portfolio Turnover Rate	12.16%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[70]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective on or about May 30, 2025, Paul M. Drury stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin High Yield Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FHYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin High Yield Tax-Free Income Fund returned 4.69%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Selection of BB rated bonds
↑	Selection of BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with five years or less to maturity
↓	Overweight to BB rated bonds
↓	Overweight duration to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.69	1.88	2.88
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,808,286,091
Holdings Count | $ / shares	1,880
Advisory Fees Paid, Amount	$ 21,329,933
Investment Company Portfolio Turnover	12.16%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,808,286,091
Total Number of Portfolio Holdings	1,880
Total Management Fee Paid	$21,329,933
Portfolio Turnover Rate	12.16%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[71]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective on or about May 30, 2025, Paul M. Drury stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin High Yield Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FHYVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin High Yield Tax-Free Income Fund returned 4.76%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Selection of BB rated bonds
↑	Selection of BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with five years or less to maturity
↓	Overweight to BB rated bonds
↓	Overweight duration to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.76	1.84	2.85
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,808,286,091
Holdings Count | $ / shares	1,880
Advisory Fees Paid, Amount	$ 21,329,933
Investment Company Portfolio Turnover	12.16%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,808,286,091
Total Number of Portfolio Holdings	1,880
Total Management Fee Paid	$21,329,933
Portfolio Turnover Rate	12.16%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[72]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective on or about May 30, 2025, Paul M. Drury stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a change to the Fund since March 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by July 1, 2026,at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 orprospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Louisiana Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FQLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$91	0.90%
[73]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Louisiana Tax-Free Income Fund returned 2.99%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight to:
↑	A rated bonds
↑	Bonds with no external credit rating
↑	Bonds with 10 years to maturity

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in BBB rated bonds
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	2.99	0.68	1.68
Class A (with sales charge)	-0.87	-0.09	1.29
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 218,144,854
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 1,135,775
Investment Company Portfolio Turnover	13.78%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$218,144,854
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$1,135,775
Portfolio Turnover Rate	13.78%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[74]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Louisiana Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FKLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$76	0.75%
[75]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Louisiana Tax-Free Income Fund returned 3.14%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight to:
↑	A rated bonds
↑	Bonds with no external credit rating
↑	Bonds with 10 years to maturity

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in BBB rated bonds
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	3.14	0.83	1.80
Class A1 (with sales charge)	-0.73	0.06	1.41
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 218,144,854
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 1,135,775
Investment Company Portfolio Turnover	13.78%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$218,144,854
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$1,135,775
Portfolio Turnover Rate	13.78%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[76]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Louisiana Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FLAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$131	1.29%
[77]
Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Louisiana Tax-Free Income Fund returned 2.52%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight to:
↑	A rated bonds
↑	Bonds with no external credit rating
↑	Bonds with 10 years to maturity

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in BBB rated bonds
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	2.52	0.24	1.21
Class C (with sales charge)	1.53	0.24	1.21
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 218,144,854
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 1,135,775
Investment Company Portfolio Turnover	13.78%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$218,144,854
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$1,135,775
Portfolio Turnover Rate	13.78%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[78]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Louisiana Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FLAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$63	0.62%
[79]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Louisiana Tax-Free Income Fund returned 3.28%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight to:
↑	A rated bonds
↑	Bonds with no external credit rating
↑	Bonds with 10 years to maturity

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in BBB rated bonds
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	3.28	0.96	1.92
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 218,144,854
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 1,135,775
Investment Company Portfolio Turnover	13.78%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$218,144,854
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$1,135,775
Portfolio Turnover Rate	13.78%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[80]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Louisiana Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FLTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$66	0.65%
[81]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Louisiana Tax-Free Income Fund returned 3.24%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight to:
↑	A rated bonds
↑	Bonds with no external credit rating
↑	Bonds with 10 years to maturity

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in BBB rated bonds
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	3.24	0.93	1.89
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 218,144,854
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 1,135,775
Investment Company Portfolio Turnover	13.78%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$218,144,854
Total Number of Portfolio Holdings	101
Total Management Fee Paid	$1,135,775
Portfolio Turnover Rate	13.78%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[82]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Maryland Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FQMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$91	0.90%
[83]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Maryland Tax-Free Income Fund returned 3.17%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in BBB rated bonds
↓	Security selection in AA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	3.17	0.81	1.60
Class A (with sales charge)	-0.70	0.05	1.21
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 317,483,248
Holdings Count | $ / shares	104
Advisory Fees Paid, Amount	$ 1,635,104
Investment Company Portfolio Turnover	20.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$317,483,248
Total Number of Portfolio Holdings	104
Total Management Fee Paid	$1,635,104
Portfolio Turnover Rate	20.14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[84]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Maryland Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FMDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$76	0.75%
[85]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Maryland Tax-Free Income Fund returned 3.32%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in BBB rated bonds
↓	Security selection in AA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	3.32	0.96	1.72
Class A1 (with sales charge)	-0.59	0.19	1.33
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 317,483,248
Holdings Count | $ / shares	104
Advisory Fees Paid, Amount	$ 1,635,104
Investment Company Portfolio Turnover	20.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$317,483,248
Total Number of Portfolio Holdings	104
Total Management Fee Paid	$1,635,104
Portfolio Turnover Rate	20.14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[86]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Maryland Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FMDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$131	1.29%
[87]
Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Maryland Tax-Free Income Fund returned 2.58%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in BBB rated bonds
↓	Security selection in AA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	2.58	0.33	1.12
Class C (with sales charge)	1.58	0.33	1.12
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 317,483,248
Holdings Count | $ / shares	104
Advisory Fees Paid, Amount	$ 1,635,104
Investment Company Portfolio Turnover	20.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$317,483,248
Total Number of Portfolio Holdings	104
Total Management Fee Paid	$1,635,104
Portfolio Turnover Rate	20.14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[88]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Maryland Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FMDQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Maryland Tax-Free Income Fund returned 3.47%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in BBB rated bonds
↓	Security selection in AA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	3.47	1.11	1.87
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 317,483,248
Holdings Count | $ / shares	104
Advisory Fees Paid, Amount	$ 1,635,104
Investment Company Portfolio Turnover	20.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$317,483,248
Total Number of Portfolio Holdings	104
Total Management Fee Paid	$1,635,104
Portfolio Turnover Rate	20.14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[89]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Maryland Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FMDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$66	0.65%
[90]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Maryland Tax-Free Income Fund returned 3.42%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in BBB rated bonds
↓	Security selection in AA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	3.42	1.06	1.82
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 317,483,248
Holdings Count | $ / shares	104
Advisory Fees Paid, Amount	$ 1,635,104
Investment Company Portfolio Turnover	20.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$317,483,248
Total Number of Portfolio Holdings	104
Total Management Fee Paid	$1,635,104
Portfolio Turnover Rate	20.14%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[91]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Massachusetts Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FMAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$92	0.90%
[92]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Massachusetts Tax-Free Income Fund returned 3.61%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Bonds with 20 years to maturity
↑	Bonds with no external credit rating
↑	A rated bonds

Top detractors from performance:
↓	Underweight to bonds with 10 years or less to maturity
↓	Overweight duration to bonds with 30 years to maturity
↓	Selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	3.61	0.35	1.53
Class A (with sales charge)	-0.27	-0.41	1.14
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 339,450,651
Holdings Count | $ / shares	113
Advisory Fees Paid, Amount	$ 1,665,136
Investment Company Portfolio Turnover	21.12%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$339,450,651
Total Number of Portfolio Holdings	113
Total Management Fee Paid	$1,665,136
Portfolio Turnover Rate	21.12%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[93]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Massachusetts Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FMISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$76	0.75%
[94]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Massachusetts Tax-Free Income Fund returned 3.77%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Bonds with 20 years to maturity
↑	Bonds with no external credit rating
↑	A rated bonds

Top detractors from performance:
↓	Underweight to bonds with 10 years or less to maturity
↓	Overweight duration to bonds with 30 years to maturity
↓	Selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	3.77	0.50	1.63
Class A1 (with sales charge)	-0.10	-0.26	1.24
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 339,450,651
Holdings Count | $ / shares	113
Advisory Fees Paid, Amount	$ 1,665,136
Investment Company Portfolio Turnover	21.12%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$339,450,651
Total Number of Portfolio Holdings	113
Total Management Fee Paid	$1,665,136
Portfolio Turnover Rate	21.12%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[95]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Massachusetts Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FMAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$131	1.29%
[96]
Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Massachusetts Tax-Free Income Fund returned 3.15%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Bonds with 20 years to maturity
↑	Bonds with no external credit rating
↑	A rated bonds

Top detractors from performance:
↓	Underweight to bonds with 10 years or less to maturity
↓	Overweight duration to bonds with 30 years to maturity
↓	Selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.15	-0.07	1.06
Class C (with sales charge)	2.15	-0.07	1.06
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 339,450,651
Holdings Count | $ / shares	113
Advisory Fees Paid, Amount	$ 1,665,136
Investment Company Portfolio Turnover	21.12%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$339,450,651
Total Number of Portfolio Holdings	113
Total Management Fee Paid	$1,665,136
Portfolio Turnover Rate	21.12%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[97]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Massachusetts Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Massachusetts Tax-Free Income Fund returned 3.92%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Bonds with 20 years to maturity
↑	Bonds with no external credit rating
↑	A rated bonds

Top detractors from performance:
↓	Underweight to bonds with 10 years or less to maturity
↓	Overweight duration to bonds with 30 years to maturity
↓	Selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	3.92	0.66	1.77
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 339,450,651
Holdings Count | $ / shares	113
Advisory Fees Paid, Amount	$ 1,665,136
Investment Company Portfolio Turnover	21.12%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$339,450,651
Total Number of Portfolio Holdings	113
Total Management Fee Paid	$1,665,136
Portfolio Turnover Rate	21.12%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[98]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Massachusetts Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FMAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$66	0.65%
[99]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Massachusetts Tax-Free Income Fund returned 3.87%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Bonds with 20 years to maturity
↑	Bonds with no external credit rating
↑	A rated bonds

Top detractors from performance:
↓	Underweight to bonds with 10 years or less to maturity
↓	Overweight duration to bonds with 30 years to maturity
↓	Selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	3.87	0.60	1.73
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 339,450,651
Holdings Count | $ / shares	113
Advisory Fees Paid, Amount	$ 1,665,136
Investment Company Portfolio Turnover	21.12%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$339,450,651
Total Number of Portfolio Holdings	113
Total Management Fee Paid	$1,665,136
Portfolio Turnover Rate	21.12%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[100]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Michigan Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FMQTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$86	0.84%
[101]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Michigan Tax-Free Income Fund returned 3.80%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	3.80	0.56	1.81
Class A (with sales charge)	-0.09	-0.21	1.42
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 664,251,965
Holdings Count | $ / shares	225
Advisory Fees Paid, Amount	$ 3,236,749
Investment Company Portfolio Turnover	14.13%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$664,251,965
Total Number of Portfolio Holdings	225
Total Management Fee Paid	$3,236,749
Portfolio Turnover Rate	14.13%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[102]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Michigan Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FTTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$71	0.70%
[103]
Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Michigan Tax-Free Income Fund returned 3.96%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	3.96	0.73	1.92
Class A1 (with sales charge)	0.06	-0.04	1.53
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 664,251,965
Holdings Count | $ / shares	225
Advisory Fees Paid, Amount	$ 3,236,749
Investment Company Portfolio Turnover	14.13%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$664,251,965
Total Number of Portfolio Holdings	225
Total Management Fee Paid	$3,236,749
Portfolio Turnover Rate	14.13%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[104]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Michigan Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FRMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$126	1.24%
[105]
Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Michigan Tax-Free Income Fund returned 3.33%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.33	0.11	1.33
Class C (with sales charge)	2.33	0.11	1.33
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 664,251,965
Holdings Count | $ / shares	225
Advisory Fees Paid, Amount	$ 3,236,749
Investment Company Portfolio Turnover	14.13%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$664,251,965
Total Number of Portfolio Holdings	225
Total Management Fee Paid	$3,236,749
Portfolio Turnover Rate	14.13%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[106]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Michigan Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$56	0.55%
[107]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Michigan Tax-Free Income Fund returned 4.09%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.09	0.84	2.05
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 664,251,965
Holdings Count | $ / shares	225
Advisory Fees Paid, Amount	$ 3,236,749
Investment Company Portfolio Turnover	14.13%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$664,251,965
Total Number of Portfolio Holdings	225
Total Management Fee Paid	$3,236,749
Portfolio Turnover Rate	14.13%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[108]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Michigan Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FMTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$60	0.59%
[109]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Michigan Tax-Free Income Fund returned 4.15%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.15	0.83	2.02
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 664,251,965
Holdings Count | $ / shares	225
Advisory Fees Paid, Amount	$ 3,236,749
Investment Company Portfolio Turnover	14.13%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$664,251,965
Total Number of Portfolio Holdings	225
Total Management Fee Paid	$3,236,749
Portfolio Turnover Rate	14.13%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[110]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Minnesota Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FMNQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$87	0.85%
[111]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Minnesota Tax-Free Income Fund returned 4.67%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 10 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five years to maturity
↓	Overweight to bonds with 20 years to maturity
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	4.67	0.66	1.64
Class A (with sales charge)	0.75	-0.11	1.26
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 620,184,435
Holdings Count | $ / shares	195
Advisory Fees Paid, Amount	$ 3,052,108
Investment Company Portfolio Turnover	5.26%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$620,184,435
Total Number of Portfolio Holdings	195
Total Management Fee Paid	$3,052,108
Portfolio Turnover Rate	5.26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[112]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Minnesota Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FMINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$72	0.70%
[113]
Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Minnesota Tax-Free Income Fund returned 4.74%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 10 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five years to maturity
↓	Overweight to bonds with 20 years to maturity
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	4.74	0.81	1.75
Class A1 (with sales charge)	0.80	0.04	1.37
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 620,184,435
Holdings Count | $ / shares	195
Advisory Fees Paid, Amount	$ 3,052,108
Investment Company Portfolio Turnover	5.26%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$620,184,435
Total Number of Portfolio Holdings	195
Total Management Fee Paid	$3,052,108
Portfolio Turnover Rate	5.26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[114]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Minnesota Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FMNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$128	1.25%
[115]
Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Minnesota Tax-Free Income Fund returned 4.11%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 10 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five years to maturity
↓	Overweight to bonds with 20 years to maturity
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	4.11	0.21	1.17
Class C (with sales charge)	3.11	0.21	1.17
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 620,184,435
Holdings Count | $ / shares	195
Advisory Fees Paid, Amount	$ 3,052,108
Investment Company Portfolio Turnover	5.26%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$620,184,435
Total Number of Portfolio Holdings	195
Total Management Fee Paid	$3,052,108
Portfolio Turnover Rate	5.26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[116]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Minnesota Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Minnesota Tax-Free Income Fund returned 4.89%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 10 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five years to maturity
↓	Overweight to bonds with 20 years to maturity
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.89	0.96	1.90
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 620,184,435
Holdings Count | $ / shares	195
Advisory Fees Paid, Amount	$ 3,052,108
Investment Company Portfolio Turnover	5.26%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$620,184,435
Total Number of Portfolio Holdings	195
Total Management Fee Paid	$3,052,108
Portfolio Turnover Rate	5.26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[117]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Minnesota Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FMNZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$61	0.60%
[118]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Minnesota Tax-Free Income Fund returned 4.93%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 10 years to maturity

Top detractors from performance:
↓	Underweight to bonds with five years to maturity
↓	Overweight to bonds with 20 years to maturity
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.93	0.91	1.86
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 620,184,435
Holdings Count | $ / shares	195
Advisory Fees Paid, Amount	$ 3,052,108
Investment Company Portfolio Turnover	5.26%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$620,184,435
Total Number of Portfolio Holdings	195
Total Management Fee Paid	$3,052,108
Portfolio Turnover Rate	5.26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[119]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Missouri Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FMQOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$86	0.84%
[120]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Missouri Tax-Free Income Fund returned 3.82%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	3.82	0.67	1.68
Class A (with sales charge)	-0.07	-0.09	1.29
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 633,628,377
Holdings Count | $ / shares	162
Advisory Fees Paid, Amount	$ 3,061,022
Investment Company Portfolio Turnover	12.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$633,628,377
Total Number of Portfolio Holdings	162
Total Management Fee Paid	$3,061,022
Portfolio Turnover Rate	12.36%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[121]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Missouri Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$70	0.69%
[122]
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Missouri Tax-Free Income Fund returned 3.98%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	3.98	0.84	1.80
Class A1 (with sales charge)	0.07	0.08	1.41
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 633,628,377
Holdings Count | $ / shares	162
Advisory Fees Paid, Amount	$ 3,061,022
Investment Company Portfolio Turnover	12.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$633,628,377
Total Number of Portfolio Holdings	162
Total Management Fee Paid	$3,061,022
Portfolio Turnover Rate	12.36%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[123]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Missouri Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FMOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$125	1.23%
[124]
Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Missouri Tax-Free Income Fund returned 3.27%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.27	0.22	1.20
Class C (with sales charge)	2.27	0.22	1.20
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 633,628,377
Holdings Count | $ / shares	162
Advisory Fees Paid, Amount	$ 3,061,022
Investment Company Portfolio Turnover	12.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$633,628,377
Total Number of Portfolio Holdings	162
Total Management Fee Paid	$3,061,022
Portfolio Turnover Rate	12.36%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[125]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Missouri Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FMOQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Missouri Tax-Free Income Fund returned 4.11%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.11	0.97	1.92
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 633,628,377
Holdings Count | $ / shares	162
Advisory Fees Paid, Amount	$ 3,061,022
Investment Company Portfolio Turnover	12.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$633,628,377
Total Number of Portfolio Holdings	162
Total Management Fee Paid	$3,061,022
Portfolio Turnover Rate	12.36%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[126]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Missouri Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FRMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$60	0.59%
[127]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Missouri Tax-Free Income Fund returned 3.98%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AA rated bonds
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	3.98	0.92	1.89
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 633,628,377
Holdings Count | $ / shares	162
Advisory Fees Paid, Amount	$ 3,061,022
Investment Company Portfolio Turnover	12.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$633,628,377
Total Number of Portfolio Holdings	162
Total Management Fee Paid	$3,061,022
Portfolio Turnover Rate	12.36%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[128]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin New Jersey Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FNJQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$87	0.85%
[129]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin New Jersey Tax-Free Income Fund returned 4.10%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Bonds with 20 years to maturity
↑	Bonds with no external credit rating
↑	A rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	4.10	0.98	1.90
Class A (with sales charge)	0.19	0.21	1.51
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 837,047,147
Holdings Count | $ / shares	211
Advisory Fees Paid, Amount	$ 3,851,345
Investment Company Portfolio Turnover	18.26%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$837,047,147
Total Number of Portfolio Holdings	211
Total Management Fee Paid	$3,851,345
Portfolio Turnover Rate	18.26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[130]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin New Jersey Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRNJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$71	0.70%
[131]
Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin New Jersey Tax-Free Income Fund returned 4.16%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Bonds with 20 years to maturity
↑	Bonds with no external credit rating
↑	A rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	4.16	1.12	2.00
Class A1 (with sales charge)	0.29	0.34	1.60
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 837,047,147
Holdings Count | $ / shares	211
Advisory Fees Paid, Amount	$ 3,851,345
Investment Company Portfolio Turnover	18.26%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$837,047,147
Total Number of Portfolio Holdings	211
Total Management Fee Paid	$3,851,345
Portfolio Turnover Rate	18.26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[132]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin New Jersey Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FNIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$126	1.24%
[133]
Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin New Jersey Tax-Free Income Fund returned 3.63%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Bonds with 20 years to maturity
↑	Bonds with no external credit rating
↑	A rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.63	0.55	1.42
Class C (with sales charge)	2.63	0.55	1.42
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 837,047,147
Holdings Count | $ / shares	211
Advisory Fees Paid, Amount	$ 3,851,345
Investment Company Portfolio Turnover	18.26%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$837,047,147
Total Number of Portfolio Holdings	211
Total Management Fee Paid	$3,851,345
Portfolio Turnover Rate	18.26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[134]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin New Jersey Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FNJRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin New Jersey Tax-Free Income Fund returned 4.42%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Bonds with 20 years to maturity
↑	Bonds with no external credit rating
↑	A rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.42	1.29	2.14
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 837,047,147
Holdings Count | $ / shares	211
Advisory Fees Paid, Amount	$ 3,851,345
Investment Company Portfolio Turnover	18.26%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$837,047,147
Total Number of Portfolio Holdings	211
Total Management Fee Paid	$3,851,345
Portfolio Turnover Rate	18.26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[135]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin New Jersey Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FNJZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$61	0.60%
[136]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin New Jersey Tax-Free Income Fund returned 4.26%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Bonds with 20 years to maturity
↑	Bonds with no external credit rating
↑	A rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.26	1.22	2.10
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 837,047,147
Holdings Count | $ / shares	211
Advisory Fees Paid, Amount	$ 3,851,345
Investment Company Portfolio Turnover	18.26%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$837,047,147
Total Number of Portfolio Holdings	211
Total Management Fee Paid	$3,851,345
Portfolio Turnover Rate	18.26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[137]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin North Carolina Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FQNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$88	0.86%
[138]
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin North Carolina Tax-Free Income Fund returned 4.19%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years or more to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	4.19	0.75	1.54
Class A (with sales charge)	0.28	-0.01	1.15
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 585,863,903
Holdings Count | $ / shares	204
Advisory Fees Paid, Amount	$ 2,828,219
Investment Company Portfolio Turnover	16.41%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$585,863,903
Total Number of Portfolio Holdings	204
Total Management Fee Paid	$2,828,219
Portfolio Turnover Rate	16.41%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[139]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin North Carolina Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FXNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$73	0.71%
[140]
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin North Carolina Tax-Free Income Fund returned 4.35%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years or more to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	4.35	0.92	1.66
Class A1 (with sales charge)	0.44	0.16	1.27
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 585,863,903
Holdings Count | $ / shares	204
Advisory Fees Paid, Amount	$ 2,828,219
Investment Company Portfolio Turnover	16.41%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$585,863,903
Total Number of Portfolio Holdings	204
Total Management Fee Paid	$2,828,219
Portfolio Turnover Rate	16.41%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[141]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin North Carolina Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FNCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$127	1.25%
[142]
Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin North Carolina Tax-Free Income Fund returned 3.61%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years or more to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.61	0.30	1.06
Class C (with sales charge)	2.61	0.30	1.06
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 585,863,903
Holdings Count | $ / shares	204
Advisory Fees Paid, Amount	$ 2,828,219
Investment Company Portfolio Turnover	16.41%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$585,863,903
Total Number of Portfolio Holdings	204
Total Management Fee Paid	$2,828,219
Portfolio Turnover Rate	16.41%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[143]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin North Carolina Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FNCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin North Carolina Tax-Free Income Fund returned 4.41%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years or more to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.41	1.05	1.78
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 585,863,903
Holdings Count | $ / shares	204
Advisory Fees Paid, Amount	$ 2,828,219
Investment Company Portfolio Turnover	16.41%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$585,863,903
Total Number of Portfolio Holdings	204
Total Management Fee Paid	$2,828,219
Portfolio Turnover Rate	16.41%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[144]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin North Carolina Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FNCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$62	0.61%
[145]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin North Carolina Tax-Free Income Fund returned 4.45%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years or more to maturity
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in AA rated bonds
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.45	1.01	1.76
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 585,863,903
Holdings Count | $ / shares	204
Advisory Fees Paid, Amount	$ 2,828,219
Investment Company Portfolio Turnover	16.41%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$585,863,903
Total Number of Portfolio Holdings	204
Total Management Fee Paid	$2,828,219
Portfolio Turnover Rate	16.41%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[146]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Ohio Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FOHQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$84	0.82%
[147]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Ohio Tax-Free Income Fund returned 4.21%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Security selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with five and 10 years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	4.21	0.70	1.79
Class A (with sales charge)	0.31	-0.07	1.40
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 916,240,647
Holdings Count | $ / shares	239
Advisory Fees Paid, Amount	$ 4,418,096
Investment Company Portfolio Turnover	10.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$916,240,647
Total Number of Portfolio Holdings	239
Total Management Fee Paid	$4,418,096
Portfolio Turnover Rate	10.45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[148]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Ohio Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FTOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$68	0.67%
[149]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Ohio Tax-Free Income Fund returned 4.37%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Security selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with five and 10 years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	4.37	0.84	1.90
Class A1 (with sales charge)	0.45	0.07	1.51
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 916,240,647
Holdings Count | $ / shares	239
Advisory Fees Paid, Amount	$ 4,418,096
Investment Company Portfolio Turnover	10.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$916,240,647
Total Number of Portfolio Holdings	239
Total Management Fee Paid	$4,418,096
Portfolio Turnover Rate	10.45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[150]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Ohio Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FOITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$124	1.22%
[151]
Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Ohio Tax-Free Income Fund returned 3.74%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Security selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with five and 10 years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.74	0.24	1.31
Class C (with sales charge)	2.74	0.24	1.31
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 916,240,647
Holdings Count | $ / shares	239
Advisory Fees Paid, Amount	$ 4,418,096
Investment Company Portfolio Turnover	10.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$916,240,647
Total Number of Portfolio Holdings	239
Total Management Fee Paid	$4,418,096
Portfolio Turnover Rate	10.45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[152]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Ohio Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKTOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$55	0.54%
[153]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Ohio Tax-Free Income Fund returned 4.42%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Security selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with five and 10 years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.42	0.97	2.03
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 916,240,647
Holdings Count | $ / shares	239
Advisory Fees Paid, Amount	$ 4,418,096
Investment Company Portfolio Turnover	10.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$916,240,647
Total Number of Portfolio Holdings	239
Total Management Fee Paid	$4,418,096
Portfolio Turnover Rate	10.45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[154]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Ohio Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FROZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$58	0.57%
[155]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Ohio Tax-Free Income Fund returned 4.38%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Security selection in AAA rated bonds

Top detractors from performance:
↓	Underweight to bonds with five and 10 years to maturity
↓	Overweight to bonds with 30 years to maturity
↓	Security selection in A rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.38	0.93	1.99
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 916,240,647
Holdings Count | $ / shares	239
Advisory Fees Paid, Amount	$ 4,418,096
Investment Company Portfolio Turnover	10.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$916,240,647
Total Number of Portfolio Holdings	239
Total Management Fee Paid	$4,418,096
Portfolio Turnover Rate	10.45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[156]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Oregon Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FOFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$84	0.82%
[157]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Oregon Tax-Free Income Fund returned 4.08%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 20 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	4.08	0.73	1.70
Class A (with sales charge)	0.18	-0.04	1.32
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 814,893,234
Holdings Count | $ / shares	164
Advisory Fees Paid, Amount	$ 3,876,472
Investment Company Portfolio Turnover	16.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$814,893,234
Total Number of Portfolio Holdings	164
Total Management Fee Paid	$3,876,472
Portfolio Turnover Rate	16.43%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[158]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Oregon Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$68	0.67%
[159]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Oregon Tax-Free Income Fund returned 4.14%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 20 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	4.14	0.88	1.81
Class A1 (with sales charge)	0.24	0.11	1.43
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 814,893,234
Holdings Count | $ / shares	164
Advisory Fees Paid, Amount	$ 3,876,472
Investment Company Portfolio Turnover	16.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$814,893,234
Total Number of Portfolio Holdings	164
Total Management Fee Paid	$3,876,472
Portfolio Turnover Rate	16.43%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[160]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Oregon Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FORIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$123	1.21%
[161]
Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Oregon Tax-Free Income Fund returned 3.60%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 20 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.60	0.29	1.23
Class C (with sales charge)	2.60	0.29	1.23
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 814,893,234
Holdings Count | $ / shares	164
Advisory Fees Paid, Amount	$ 3,876,472
Investment Company Portfolio Turnover	16.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$814,893,234
Total Number of Portfolio Holdings	164
Total Management Fee Paid	$3,876,472
Portfolio Turnover Rate	16.43%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[162]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Oregon Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FOFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Oregon Tax-Free Income Fund returned 4.38%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 20 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.38	1.03	1.94
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 814,893,234
Holdings Count | $ / shares	164
Advisory Fees Paid, Amount	$ 3,876,472
Investment Company Portfolio Turnover	16.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$814,893,234
Total Number of Portfolio Holdings	164
Total Management Fee Paid	$3,876,472
Portfolio Turnover Rate	16.43%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[163]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Oregon Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FOFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$58	0.57%
[164]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Oregon Tax-Free Income Fund returned 4.34%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 20 years to maturity
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds

Top detractors from performance:
↓	Underweight to bonds with two, five and 10 years maturity
↓	Security selection in AA rated bonds
↓	Overweight to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.34	1.00	1.92
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 814,893,234
Holdings Count | $ / shares	164
Advisory Fees Paid, Amount	$ 3,876,472
Investment Company Portfolio Turnover	16.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$814,893,234
Total Number of Portfolio Holdings	164
Total Management Fee Paid	$3,876,472
Portfolio Turnover Rate	16.43%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[165]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Pennsylvania Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FPAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$87	0.85%
[166]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Pennsylvania Tax-Free Income Fund returned 3.94%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight on bonds with 10 and 20 years to maturity
↑	Security selection in AAA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	3.94	0.70	1.58
Class A (with sales charge)	0.04	-0.07	1.19
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 670,661,825
Holdings Count | $ / shares	211
Advisory Fees Paid, Amount	$ 3,284,255
Investment Company Portfolio Turnover	15.53%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$670,661,825
Total Number of Portfolio Holdings	211
Total Management Fee Paid	$3,284,255
Portfolio Turnover Rate	15.53%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[167]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Pennsylvania Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$71	0.70%
[168]
Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Pennsylvania Tax-Free Income Fund returned 4.21%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight on bonds with 10 and 20 years to maturity
↑	Security selection in AAA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	4.21	0.85	1.69
Class A1 (with sales charge)	0.25	0.07	1.31
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 670,661,825
Holdings Count | $ / shares	211
Advisory Fees Paid, Amount	$ 3,284,255
Investment Company Portfolio Turnover	15.53%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$670,661,825
Total Number of Portfolio Holdings	211
Total Management Fee Paid	$3,284,255
Portfolio Turnover Rate	15.53%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[169]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Pennsylvania Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FRPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$126	1.24%
[170]
Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Pennsylvania Tax-Free Income Fund returned 3.47%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight on bonds with 10 and 20 years to maturity
↑	Security selection in AAA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	3.47	0.24	1.10
Class C (with sales charge)	2.47	0.24	1.10
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 670,661,825
Holdings Count | $ / shares	211
Advisory Fees Paid, Amount	$ 3,284,255
Investment Company Portfolio Turnover	15.53%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$670,661,825
Total Number of Portfolio Holdings	211
Total Management Fee Paid	$3,284,255
Portfolio Turnover Rate	15.53%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[171]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Pennsylvania Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FRPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$56	0.55%
[172]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Pennsylvania Tax-Free Income Fund returned 4.25%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight on bonds with 10 and 20 years to maturity
↑	Security selection in AAA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	4.25	0.99	1.82
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 670,661,825
Holdings Count | $ / shares	211
Advisory Fees Paid, Amount	$ 3,284,255
Investment Company Portfolio Turnover	15.53%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$670,661,825
Total Number of Portfolio Holdings	211
Total Management Fee Paid	$3,284,255
Portfolio Turnover Rate	15.53%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[173]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Pennsylvania Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FPFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$61	0.60%
[174]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Pennsylvania Tax-Free Income Fund returned 4.19%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight on bonds with 10 and 20 years to maturity
↑	Security selection in AAA rated bonds
↑	Overweight to bonds with no external credit rating

Top detractors from performance:
↓	Underweight to bonds with two and five years to maturity
↓	Security selection in A rated bonds
↓	Security selection in AA rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	4.19	0.95	1.79
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 670,661,825
Holdings Count | $ / shares	211
Advisory Fees Paid, Amount	$ 3,284,255
Investment Company Portfolio Turnover	15.53%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$670,661,825
Total Number of Portfolio Holdings	211
Total Management Fee Paid	$3,284,255
Portfolio Turnover Rate	15.53%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[175]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Virginia Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FVAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$90	0.89%
[176]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A shares of Franklin Virginia Tax-Free Income Fund returned 2.98%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Underweight to AA rated bonds

Top detractors from performance:
↓	Underweight to bonds with 10 years or less to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A	2.98	0.36	1.28
Class A (with sales charge)	-0.88	-0.41	0.89
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 448,134,596
Holdings Count | $ / shares	147
Advisory Fees Paid, Amount	$ 2,255,697
Investment Company Portfolio Turnover	15.57%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$448,134,596
Total Number of Portfolio Holdings	147
Total Management Fee Paid	$2,255,697
Portfolio Turnover Rate	15.57%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[177]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Virginia Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$75	0.74%
[178]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class A1 shares of Franklin Virginia Tax-Free Income Fund returned 3.14%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Underweight to AA rated bonds

Top detractors from performance:
↓	Underweight to bonds with 10 years or less to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class A1	3.14	0.53	1.39
Class A1 (with sales charge)	-0.73	-0.23	1.00
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 448,134,596
Holdings Count | $ / shares	147
Advisory Fees Paid, Amount	$ 2,255,697
Investment Company Portfolio Turnover	15.57%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$448,134,596
Total Number of Portfolio Holdings	147
Total Management Fee Paid	$2,255,697
Portfolio Turnover Rate	15.57%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[179]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Virginia Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FVAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$130	1.28%
[180]
Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class C shares of Franklin Virginia Tax-Free Income Fund returned 2.42%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Underweight to AA rated bonds

Top detractors from performance:
↓	Underweight to bonds with 10 years or less to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class C	2.42	-0.09	0.80
Class C (with sales charge)	1.42	-0.09	0.80
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 448,134,596
Holdings Count | $ / shares	147
Advisory Fees Paid, Amount	$ 2,255,697
Investment Company Portfolio Turnover	15.57%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$448,134,596
Total Number of Portfolio Holdings	147
Total Management Fee Paid	$2,255,697
Portfolio Turnover Rate	15.57%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[181]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Virginia Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FRVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Class R6 shares of Franklin Virginia Tax-Free Income Fund returned 3.21%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Underweight to AA rated bonds

Top detractors from performance:
↓	Underweight to bonds with 10 years or less to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Class R6	3.21	0.66	1.53
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 448,134,596
Holdings Count | $ / shares	147
Advisory Fees Paid, Amount	$ 2,255,697
Investment Company Portfolio Turnover	15.57%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$448,134,596
Total Number of Portfolio Holdings	147
Total Management Fee Paid	$2,255,697
Portfolio Turnover Rate	15.57%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[182]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Virginia Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FRVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$65	0.64%
[183]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Advisor Class shares of Franklin Virginia Tax-Free Income Fund returned 3.24%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Overweight to bonds with 20 years to maturity
↑	Underweight to AA rated bonds

Top detractors from performance:
↓	Underweight to bonds with 10 years or less to maturity
↓	Security selection in AA rated bonds
↓	Security selection in BBB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Advisor Class	3.24	0.63	1.50
Bloomberg Municipal Bond Index	4.96	1.44	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 448,134,596
Holdings Count | $ / shares	147
Advisory Fees Paid, Amount	$ 2,255,697
Investment Company Portfolio Turnover	15.57%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$448,134,596
Total Number of Portfolio Holdings	147
Total Management Fee Paid	$2,255,697
Portfolio Turnover Rate	15.57%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[184]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[16]
*	Does not include derivatives, except purchased options, if any.

[17]
*	Does not include derivatives, except purchased options, if any.

[18]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[19]
*	Does not include derivatives, except purchased options, if any.

[20]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[21]
*	Does not include derivatives, except purchased options, if any.

[22]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[23]
*	Does not include derivatives, except purchased options, if any.

[24]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[25]
*	Does not include derivatives, except purchased options, if any.

[26]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[27]
*	Does not include derivatives, except purchased options, if any.

[28]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[29]
*	Does not include derivatives, except purchased options, if any.

[30]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[31]
*	Does not include derivatives, except purchased options, if any.

[32]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[33]
*	Does not include derivatives, except purchased options, if any.

[34]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[35]
*	Does not include derivatives, except purchased options, if any.

[36]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[37]
*	Does not include derivatives, except purchased options, if any.

[38]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[39]
*	Does not include derivatives, except purchased options, if any.

[40]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[41]
*	Does not include derivatives, except purchased options, if any.

[42]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[43]
*	Does not include derivatives, except purchased options, if any.

[44]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[45]
*	Does not include derivatives, except purchased options, if any.

[46]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[47]
*	Does not include derivatives, except purchased options, if any.

[48]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[49]
*	Does not include derivatives, except purchased options, if any.

[50]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[51]
*	Does not include derivatives, except purchased options, if any.

[52]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[53]
*	Does not include derivatives, except purchased options, if any.

[54]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[55]
*	Does not include derivatives, except purchased options, if any.

[56]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[57]
*	Does not include derivatives, except purchased options, if any.

[58]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[59]
*	Does not include derivatives, except purchased options, if any.

[60]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[61]
*	Does not include derivatives, except purchased options, if any.

[62]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[63]
*	Does not include derivatives, except purchased options, if any.

[64]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[65]
*	Does not include derivatives, except purchased options, if any.

[66]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[67]
*	Does not include derivatives, except purchased options, if any.

[68]
*	Does not include derivatives, except purchased options, if any.

[69]
*	Does not include derivatives, except purchased options, if any.

[70]
*	Does not include derivatives, except purchased options, if any.

[71]
*	Does not include derivatives, except purchased options, if any.

[72]
*	Does not include derivatives, except purchased options, if any.

[73]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[74]
*	Does not include derivatives, except purchased options, if any.

[75]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[76]
*	Does not include derivatives, except purchased options, if any.

[77]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[78]
*	Does not include derivatives, except purchased options, if any.

[79]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[80]
*	Does not include derivatives, except purchased options, if any.

[81]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[82]
*	Does not include derivatives, except purchased options, if any.

[83]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[84]
*	Does not include derivatives, except purchased options, if any.

[85]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[86]
*	Does not include derivatives, except purchased options, if any.

[87]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[88]
*	Does not include derivatives, except purchased options, if any.

[89]
*	Does not include derivatives, except purchased options, if any.

[90]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[91]
*	Does not include derivatives, except purchased options, if any.

[92]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[93]
*	Does not include derivatives, except purchased options, if any.

[94]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[95]
*	Does not include derivatives, except purchased options, if any.

[96]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[97]
*	Does not include derivatives, except purchased options, if any.

[98]
*	Does not include derivatives, except purchased options, if any.

[99]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[100]
*	Does not include derivatives, except purchased options, if any.

[101]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[102]
*	Does not include derivatives, except purchased options, if any.

[103]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[104]
*	Does not include derivatives, except purchased options, if any.

[105]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[106]
*	Does not include derivatives, except purchased options, if any.

[107]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[108]
*	Does not include derivatives, except purchased options, if any.

[109]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[110]
*	Does not include derivatives, except purchased options, if any.

[111]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[112]
*	Does not include derivatives, except purchased options, if any.

[113]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[114]
*	Does not include derivatives, except purchased options, if any.

[115]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[116]
*	Does not include derivatives, except purchased options, if any.

[117]
*	Does not include derivatives, except purchased options, if any.

[118]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[119]
*	Does not include derivatives, except purchased options, if any.

[120]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[121]
*	Does not include derivatives, except purchased options, if any.

[122]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[123]
*	Does not include derivatives, except purchased options, if any.

[124]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[125]
*	Does not include derivatives, except purchased options, if any.

[126]
*	Does not include derivatives, except purchased options, if any.

[127]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[128]
*	Does not include derivatives, except purchased options, if any.

[129]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[130]
*	Does not include derivatives, except purchased options, if any.

[131]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[132]
*	Does not include derivatives, except purchased options, if any.

[133]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[134]
*	Does not include derivatives, except purchased options, if any.

[135]
*	Does not include derivatives, except purchased options, if any.

[136]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[137]
*	Does not include derivatives, except purchased options, if any.

[138]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[139]
*	Does not include derivatives, except purchased options, if any.

[140]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[141]
*	Does not include derivatives, except purchased options, if any.

[142]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[143]
*	Does not include derivatives, except purchased options, if any.

[144]
*	Does not include derivatives, except purchased options, if any.

[145]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[146]
*	Does not include derivatives, except purchased options, if any.

[147]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[148]
*	Does not include derivatives, except purchased options, if any.

[149]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[150]
*	Does not include derivatives, except purchased options, if any.

[151]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[152]
*	Does not include derivatives, except purchased options, if any.

[153]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[154]
*	Does not include derivatives, except purchased options, if any.

[155]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[156]
*	Does not include derivatives, except purchased options, if any.

[157]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[158]
*	Does not include derivatives, except purchased options, if any.

[159]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[160]
*	Does not include derivatives, except purchased options, if any.

[161]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[162]
*	Does not include derivatives, except purchased options, if any.

[163]
*	Does not include derivatives, except purchased options, if any.

[164]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[165]
*	Does not include derivatives, except purchased options, if any.

[166]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[167]
*	Does not include derivatives, except purchased options, if any.

[168]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[169]
*	Does not include derivatives, except purchased options, if any.

[170]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[171]
*	Does not include derivatives, except purchased options, if any.

[172]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[173]
*	Does not include derivatives, except purchased options, if any.

[174]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[175]
*	Does not include derivatives, except purchased options, if any.

[176]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[177]
*	Does not include derivatives, except purchased options, if any.

[178]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[179]
*	Does not include derivatives, except purchased options, if any.

[180]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[181]
*	Does not include derivatives, except purchased options, if any.

[182]
*	Does not include derivatives, except purchased options, if any.

[183]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[184]
*	Does not include derivatives, except purchased options, if any.